UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer:

Jackson Variable Series Trust
7601 Technology Way
Denver, CO 80237

2.
The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Series Name	Series ID	Class ID
JNAM Guidance – Conservative Fund	S000035568	C000108979
JNL Tactical ETF Conservative Fund	S000035569	C000108980
JNL Tactical ETF Moderate Fund	S000035570	C000108981
JNL Tactical ETF Growth Fund	S000035571	C000108982
JNL/American Funds Growth Fund	S000035575	C000108986
JNL/AQR Risk Parity Fund	S000035576	C000108987
JNL/Epoch Global Shareholder Yield Fund	S000035577	C000108988
JNL/FAMCO Flex Core Covered Call Fund	S000035578	C000108989
JNAM Guidance – Moderate Fund	S000035579	C000108990
JNL/Nicholas Convertible Arbitrage Fund	S000035582	C000108993
JNL/PIMCO Credit Income Fund	S000035583	C000108994
JNL/The Boston Company Equity Income Fund	S000035585	C000108996
JNAM Guidance – Moderate Growth Fund	S000035588	C000108999
JNAM Guidance – Maximum Growth Fund	S000035589	C000109000
JNAM Guidance –Alt 100 Fund	S000035593	C000109004
JNAM Guidance – Equity 100 Fund	S000037896	C000116992
JNAM Guidance – Fixed Income 100 Fund	S000037897	C000116993
JNL/DFA U.S. Micro Cap Fund	S000037898	C000116994
JNL/Mellon Capital Frontier Markets 100 Index Fund	S000037899	C000116995
JNL/Neuberger Berman Currency Fund	S000037900	C000116996
JNL/Van Eck International Gold Fund	S000037901	C000116997
JNAM Guidance – Interest Rate Opportunities Fund	S000040531	C000125754
JNL/BlackRock Global Long Short Credit Fund	S000040535	C000125758
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	S000040536	C000125759
JNL/Lazard International Strategic Equity Fund	S000040537	C000125760
JNL/PPM America Long Short Credit Fund	S000040538	C000125761
JNAM Guidance – Growth Fund	S000040543	C000125766
JNAM Guidance – Real Assets Fund	S000040549	C000125772
JNL/American Funds Global Growth Fund	S000041929	C000130223
JNL/DoubleLine Total Return Fund	S000041930	C000130224
JNL/WMC Focused International Equity Fund	S000041931	C000130225
JNL/The London Company Focused U.S. Equity Fund	S000041932	C000130226
JNL/T. Rowe Price Capital Appreciation Fund	S000041933	C000130227
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	S000045525	C000141741

3. Investment Company Act File Number:

811-22613

Securities Act File Number:

333-177369

4(a). Last day of fiscal year for which this Form is filed:

December 31, 2016

4(b). [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year.).  (See Instruction A.2)

4(c). [] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $ 944,003,228

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year: $ 279,817,835

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
$ 0

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]: $ 279,817,835

(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 664,185,393

(vi)	Redemption credits available for use in future years $ 0
-- if Item 5(i) is less than Items 5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (See Instruction C.9): x .0001159

(viii)	Registration fee due [multiply Item 5(v) by item 5(vii)] (enter "0" if no fee is due): =$ 76,979

6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 76,979

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 24, 2017

Method of Delivery:
[X] Wire Transfer
[] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/Daniel W. Koors
Daniel W. Koors
Treasurer and Chief Financial Officer

Date:	March 27, 2017

*Please print the name and title of the signing officer below the signature.